INTEREST-BEARING LIABILITIES - Schedule of interest-bearing liabilities (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
INTEREST-BEARING LIABILITIES
Financial Liabilities	$ 552.1	$ 507.8
Liquidity risk
INTEREST-BEARING LIABILITIES
Financial Liabilities	2,787.4	6,661.2
Loans from financial institutions | Liquidity risk
INTEREST-BEARING LIABILITIES
Financial Liabilities	$ 2,189.1	$ 2,154.4
Loans from financial institutions | Liquidity risk | Long term
INTEREST-BEARING LIABILITIES
Nominal interest rates	6.54%	7.65%
Loans from financial institutions | Liquidity risk | Long term | Minimum
INTEREST-BEARING LIABILITIES
Nominal interest rates	7.85%
Loans from financial institutions | Liquidity risk | Short term | Minimum
INTEREST-BEARING LIABILITIES
Nominal interest rates	6.02%	6.68%
Loans from financial institutions | Liquidity risk | Short term | Maximum
INTEREST-BEARING LIABILITIES
Nominal interest rates	3.00%	8.10%
Lease liabilities | Liquidity risk
INTEREST-BEARING LIABILITIES
Financial Liabilities	$ 516.6	$ 339.8
Nominal interest rates	5.66%	5.24%
Loans from related parties | Liquidity risk
INTEREST-BEARING LIABILITIES
Financial Liabilities		$ 4,077.0
Loans from related parties | Liquidity risk | Long term
INTEREST-BEARING LIABILITIES
Nominal interest rates		5.68%
Loans from related parties | Liquidity risk | Short term
INTEREST-BEARING LIABILITIES
Nominal interest rates		8.20%
Other interest-bearing liabilities | Liquidity risk
INTEREST-BEARING LIABILITIES
Financial Liabilities	$ 81.7	$ 90.0
Nominal interest rates		7.86%
Other interest-bearing liabilities | Liquidity risk | Minimum
INTEREST-BEARING LIABILITIES
Nominal interest rates		5.06%
Other interest-bearing liabilities | Liquidity risk | Maximum
INTEREST-BEARING LIABILITIES
Nominal interest rates		5.28%